UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07742
Exact name of registrant as specified in charter:	Voyageur Mutual Funds
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	August 31
Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund	November 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 97.66%
Corporate-Backed Revenue Bonds – 1.52%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	$1,720,793
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	1,225,000	997,591
		2,718,384
Education Revenue Bonds – 19.59%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy Project)
Series A 4.00% 8/1/36	375,000	313,042
Series A 4.00% 8/1/41	750,000	605,985
Series A 4.25% 8/1/46	850,000	698,598
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,230,135
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	259,205
Series A 5.00% 7/1/45	230,000	235,787
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy) Series A 5.50% 7/1/50	1,000,000	1,051,610
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	1,047,210
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.75% 8/1/44	585,000	620,919
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	223,168
Series A 5.00% 7/1/47	710,000	650,843
(Parnassus Preparatory School Project) Series A
5.00% 11/1/47	650,000	618,137
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	161,591
Series A 5.00% 7/1/44	495,000	470,141
Independence Charter School Lease Revenue
(Beacon Academy Project) Series A 5.00% 7/1/46	625,000	544,537
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	932,510
Series A 5.00% 7/1/47	800,000	716,064

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Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	$796,784
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,501,770
(Carleton College) Series 7-D 5.00% 3/1/40	1,055,000	1,122,035
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	259,510
4.00% 5/1/25	200,000	205,936
4.00% 5/1/26	100,000	102,196
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	359,138
Series 7-Q 5.00% 10/1/26	280,000	308,151
(St. John’s University)
Series 6-U 4.75% 10/1/33	825,000	863,998
Series 8-I 5.00% 10/1/34	215,000	236,573
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	229,075
Series 8-G 5.00% 12/1/32	205,000	228,069
Series 8-N 4.00% 10/1/34	800,000	811,680
Series 8-N 4.00% 10/1/35	590,000	597,163
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	777,952
(University of St. Thomas) Series 7-A 5.00% 10/1/39	1,000,000	1,072,980
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,475,000	1,484,307
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	870,000	908,759
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	621,990
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	1,750,000	1,698,865
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,156,335
Series A 4.125% 9/1/47	500,000	436,225
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,496,445
St. Paul Housing & Redevelopment Authority Lease
Revenue
(St. Paul Conservatory for Performing Artists) Series A
4.625% 3/1/43	445,000	437,328
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,434,809

2      NQ-313 [11/16] 1/17 (18318)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota
Series A 5.125% 4/1/34	1,000,000	$1,075,120
Series A 5.25% 12/1/28	1,500,000	1,700,025
(State Supported Stadium Debt) Series A 5.00% 8/1/26	1,500,000	1,758,390
		35,061,090
Electric Revenue Bonds – 7.63%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,616,265
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	397,491
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	555,572
Series A 5.00% 12/1/26	360,000	404,892
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	186,961
5.00% 10/1/47	745,000	814,561
Series A 5.00% 10/1/28	500,000	563,305
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/26	500,000	572,155
5.00% 1/1/28	500,000	571,735
5.00% 1/1/29	470,000	533,455
Series A 5.00% 1/1/18 (AGC)	1,000,000	1,040,100
Series A 5.00% 1/1/24	680,000	774,588
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	436,576
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	561,020
Series A 5.00% 1/1/33	1,750,000	1,941,223
Series A 5.00% 1/1/34	450,000	497,673
Series A 5.00% 1/1/40	2,000,000	2,193,340
		13,660,912
Healthcare Revenue Bonds – 28.91%
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,775,004
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.125% 11/1/49	400,000	400,512
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,046,260
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	1,905,000	1,910,544

NQ-313 [11/16] 1/17 (18318)      3

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Brooklyn Center Multifamily Housing Revenue
(Sanctuary At Brooklyn Center Project) Series A 144A
5.50% 11/1/35 #	750,000	$710,317
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	784,074
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/51 #	870,000	820,836
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	200,000	200,740
Series A 5.00% 4/1/40	190,000	190,498
Series A 5.00% 4/1/48	185,000	181,990
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	813,097
6.00% 6/15/39	1,000,000	1,091,240
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	188,017
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	737,347
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	450,000	446,751
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/30	610,000	676,984
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,226,664
5.25% 5/1/37	1,000,000	1,010,570
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	555,210
Series A 5.00% 11/15/34	500,000	551,175
Series A 5.00% 11/15/44	1,000,000	1,081,690
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	210,000	227,531
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.375% 11/1/50	1,700,000	1,635,876

4      NQ-313 [11/16] 1/17 (18318)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moorhead Economic Development Authority Multifamily
Housing Revenue
(Eventide Lutheran Home Project) Series A
5.15% 6/1/29	550,000	$550,286
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,600,335
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	510,115
Rochester Health Care & Housing Revenue
(Samaritan Bethany)
Series A 6.875% 12/1/29	1,000,000	1,078,830
Series A 7.375% 12/1/41	375,000	406,335
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	188,356
Series A 6.875% 12/1/48	800,000	888,264
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,818,962
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	397,404
5.00% 7/1/27	245,000	275,250
5.00% 7/1/28	225,000	251,780
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,169,456
Series A 6.25% 9/1/36	925,000	935,342
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	811,148
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	133,840
5.00% 9/1/34	105,000	114,862
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	1,440,000	1,433,981
Series A 5.00% 5/1/46	675,000	739,172
Series B 5.00% 5/1/23	2,000,000	2,316,700
Series B Unrefunded Balance 5.125% 5/1/30	15,000	16,247
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Health Partners Obligation Group Project)
5.00% 7/1/32	900,000	995,832
5.00% 7/1/33	1,540,000	1,697,973

NQ-313 [11/16] 1/17 (18318)      5

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Health Partners Obligation Group Project)
Series A 4.00% 7/1/33	1,320,000	$1,327,603
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29	275,000	298,469
Series A 5.00% 11/15/30	205,000	221,587
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	778,947
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,730,192
Series A 5.15% 11/1/42	775,000	785,548
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,000,330
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,825,310
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,531,815
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	275,548
Series A 5.75% 11/1/39	590,000	623,022
Series A 6.00% 5/1/47	920,000	975,614
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,512,120
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,274,550
		51,754,052
Housing Revenue Bonds – 2.05%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	565,000	565,226
Minneapolis-St. Paul Housing Finance Board
Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	23,206	23,212
Minnesota Housing Finance Agency
(Non Agency - State Appropriated Housing
Infrastructure) Series C 5.00% 8/1/33	100,000	111,288

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency
(Residential Housing) Series L 5.10% 7/1/38 (AMT)	1,010,000	$1,011,455
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,221,845
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	743,880
		3,676,906
Lease Revenue Bonds – 2.95%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,924,983
Series A 5.00% 6/1/43	1,000,000	1,095,700
Series B 4.00% 3/1/26	375,000	398,438
Series B 5.00% 3/1/21	250,000	281,153
Minnesota Housing Finance Agency
(Non Agency – State Appropriated Housing
Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,577,767
		5,278,041
Local General Obligation Bonds – 11.82%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	2,240,000	2,622,973
Duluth
(Improvement DECC) Series A 5.00% 2/1/34	1,000,000	1,132,670
Duluth Independent School District No 709
4.00% 2/1/27	440,000	467,285
Edina Independent School District No. 273
Series A 5.00% 2/1/27	1,355,000	1,596,813
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,108,746
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,740,705
Series B 5.00% 12/1/23	1,300,000	1,540,669
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,155,990
Series A 5.00% 2/1/29	1,000,000	1,147,550
Series A 5.00% 2/1/30	445,000	507,313
Series A 5.00% 2/1/31	1,000,000	1,136,160
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,500,135

NQ-313 [11/16] 1/17 (18318)      7

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
South Washington County Independent School
District No. 833
(School Building) Series A 4.75% 2/1/27	1,500,000	$1,561,320
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	610,000	611,080
5.125% 12/1/24	205,000	205,373
5.25% 12/1/26	1,540,000	1,542,880
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,578,435
		21,156,097
Pre-Refunded Bonds – 10.14%
Chaska Independent School District No. 112
(School Building) Series A 4.50% 2/1/28-17 (NATL)§	1,000,000	1,005,820
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A
5.50% 7/1/43-23§	500,000	588,405
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	1,900,000	2,098,607
Series B 6.50% 11/15/38-18 (AGC)§	40,000	44,085
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24-18 (AGC)§	1,000,000	1,057,610
Minnesota Higher Education Facilities Authority Revenue
(Macalester College) Series 6-P 4.25% 3/1/32-17§	1,000,000	1,008,720
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39-19 (AGC)§	1,500,000	1,645,920
Series A 5.125% 5/1/30-20§	3,110,000	3,471,506
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19§	3,005,000	3,335,009
Series C 5.50% 7/1/23-18§	1,000,000	1,068,660
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Nova Classical Academy) Series A 6.625% 9/1/42-21§	1,500,000	1,808,175
Washington County Housing & Redevelopment Authority
Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37-17§	1,000,000	1,023,570
		18,156,087

8      NQ-313 [11/16] 1/17 (18318)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 4.77%
Hennepin County Sales Tax Revenue
(First Lien-Ballpark Project) Series B 5.00% 12/15/24	1,000,000	$1,039,660
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	1,559,985
Series B 5.00% 12/15/24	1,000,000	1,039,450
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	1,178,494
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	254,158
Minneapolis Tax Increment Revenue
4.00% 3/1/27	200,000	200,730
4.00% 3/1/30	260,000	250,996
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	690,137
4.00% 3/1/27	650,000	629,427
St. Paul Port Authority
(Limited Tax Brownfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,000,000	1,008,540
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	676,422
		8,527,999
State General Obligation Bonds – 4.28%
Minnesota
Series A 5.00% 8/1/24	500,000	593,795
Series A 5.00% 8/1/27	2,175,000	2,585,357
Series A 5.00% 8/1/29	1,000,000	1,175,420
Series A Unrefunded Balance 5.00% 10/1/24	985,000	1,119,324
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,191,105
		7,665,001
Transportation Revenue Bonds – 2.75%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
5.00% 1/1/22	1,000,000	1,114,220
Series A 5.00% 1/1/32	1,245,000	1,421,852
Subordinate Series B 5.00% 1/1/29	2,130,000	2,380,637
		4,916,709
Water & Sewer Revenue Bonds – 1.25%
Guam Government Waterworks Authority
5.00% 1/1/46	515,000	553,532

NQ-313 [11/16] 1/17 (18318)      9

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,500,000	$1,675,200
		2,228,732
Total Municipal Bonds (cost $174,050,756)		174,800,010

Short-Term Investments – 1.51%
Variable Rate Demand Notes – 1.51%¤
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Allina Health System) Series B-2
0.50% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	1,800,000	1,800,000
(Children’s Hospitals and Clinics)
Series A-II 0.49% 8/15/37 (AGM) (SPA – U.S. Bank N.A.)	900,000	900,000
Total Short-Term Investments (cost $2,700,000)		2,700,000

Total Value of Securities – 99.17%
(cost $176,750,756)		177,500,010

Receivables and Other Assets Net of Liabilities – 0.83%		1,492,476
Net Assets Applicable to 16,994,445 Shares Outstanding – 100.00%		$178,992,486

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2016, the aggregate value of Rule 144A securities was $3,437,503, which represents 1.92% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2016.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

10      NQ-313 [11/16] 1/17 (18318)

(Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation collateral
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SPA – Stand-by Purchase Agreement

NQ-313 [11/16] 1/17 (18318)      11

Notes
Delaware Minnesota High-Yield Municipal Bond Fund	November 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) - Delaware Minnesota High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Nov. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$176,750,756
Aggregate unrealized appreciation of investments	$4,613,598
Aggregate unrealized depreciation of investments	(3,864,344)
Net unrealized appreciation of investments	$749,254

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

12      NQ-313 [11/16] 1/17 (18318)

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2016:

Securities	Level 2
Municipal Bonds	$174,800,010
Short-Term Investment	2,700,000
Total Value of Securities	$177,500,010

During the period ended Nov. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-313 [11/16] 1/17 (18318)      13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund	November 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 96.55%
Corporate Revenue Bonds – 16.53%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project)
5.75% 8/1/42 (AMT)	2,000,000	$1,764,460
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	29,340,000	24,950,736
Series A-2 6.50% 6/1/47	11,405,000	10,309,436
Build NYC Resource, New York
(Pratt Paper Inc. Project) 144A 5.00% 1/1/35 (AMT)#	2,950,000	3,181,575
California Pollution Control Financing Authority Revenue
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,307,300
California State Enterprise Development Authority Revenue
(Sunpower Corp.- Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,100,640
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,112,040
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	5,000,000	4,292,500
Series A-1 5.75% 6/1/47	10,735,000	9,822,954
(Capital Appreciation - Asset-Backed-1st Subordinate)
Series B 1.548% 6/1/47 ^	86,635,000	6,680,425
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	5,000,000	5,250,150
(Special Facilities Continental Airlines) Series A
6.625% 7/15/38 (AMT)	2,000,000	2,241,520
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,217,850
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	2,010,000	2,258,918
6.00% 6/1/28	1,455,000	1,656,692
6.25% 6/1/24	2,635,000	2,656,871
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,390,780
Louisiana Public Facilities Authority
(LA Pellets Inc. Project)
144A 7.75% 7/1/39 (AMT)#‡	4,000,000	2,147,440
Series A 8.375% 7/1/39 (AMT)‡	3,500,000	1,878,520
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed
Series A 6.00% 6/1/48	555,000	483,594

NQ-425 [11/16] 1/17 (18321)     1

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Mission, Texas Economic Development Corporation
Revenue
(Senior Lien - Natgasoline Project) Series B 144A
5.75% 10/1/31 (AMT)#	4,500,000	$4,698,810
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	3,227,300
New Jersey Economic Development Authority Special
Facility Revenue
(Continental Airlines Inc. Project)
5.25% 9/15/29 (AMT)	4,000,000	4,242,720
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,402,169
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	7,000,000	8,200,710
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	2,000,000	2,190,440
Nez Perce County, Idaho
(Potlatch Project) 2.75% 10/1/24	3,000,000	2,827,740
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,756,905
Pima County, Arizona Industrial Development Authority
Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	541,875
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,072,880
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	10,515,000	11,649,989
5.25% 12/1/27	2,235,000	2,550,135
5.25% 12/1/28	1,050,000	1,201,105
5.50% 12/1/29	765,000	891,462
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,859,033
Sweetwater County, Wyoming Solid Waste Disposal
Revenue
(FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	1,000,130
Texas Municipal Gas Acquisition & Supply Corp I
(Senior Lien) Series D 6.25% 12/15/26	6,000,000	6,972,420
Tobacco Settlement Financing Authority Revenue, New
York
(Revenue Asset Backed) Series B 5.00% 6/1/21	195,000	195,667
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,737,358

2     NQ-425 [11/16] 1/17 (18321)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Tobacco Settlement Financing, New Jersey
Series 1A 5.00% 6/1/41	24,430,000	$20,864,441
TSASC, New York Revenue (Asset-Backed)
Series 1 5.125% 6/1/42	485,000	450,570
Tulsa, Oklahoma Municipal Airport Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,109,260
(American Airlines) 5.00% 6/1/35 (AMT)●	3,000,000	3,247,920
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,427,772
Wisconsin Public Finance Authority
(Celanese Project) Series C 4.30% 11/1/30 (AMT)	4,000,000	3,911,720
(National Gypsum) 4.00% 8/1/35 (AMT)	2,000,000	1,865,860
		190,800,792
Education Revenue Bonds – 14.95%
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,092,930
(Leadership Preparatory School)
Series A 5.00% 6/15/36	700,000	674,617
Series A 5.00% 6/15/46	1,325,000	1,238,318
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,215,000	1,284,437
Buffalo & Erie County, New York Industrial Land
Development Corporation Revenue
(Medaille College Project) 5.25% 4/1/35	910,000	870,697
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	951,510
5.50% 11/1/44	2,500,000	2,513,625
(Albert Einstein School of Medicine) 144A
5.50% 9/1/45 #	4,000,000	4,212,480
Burbank, Illinois
(Intercultural Montessori Language) 144A
6.25% 9/1/45 #	4,000,000	4,023,600
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A
5.50% 11/1/45 #	4,000,000	4,058,920
(Julian Charter School Project) Series A 144A
5.625% 3/1/45 #	7,500,000	7,420,725
(Partnership Uplift Community Project) Series A
5.25% 8/1/42	1,700,000	1,721,726
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,319,550
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,748,610
(The Creative Center of Los Altos Project) Series B 144A
4.50% 11/1/46 #	1,000,000	876,510

NQ-425 [11/16] 1/17 (18321)     3

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Alliance College-Ready Public Schools)
144A 5.00% 7/1/35 #	1,000,000	$1,049,360
144A 5.00% 7/1/45 #	3,000,000	3,113,160
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	612,355
Series A 144A 5.00% 8/1/40 #	605,000	628,419
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/52 #	1,000,000	852,480
(New Designs Charter School) Series A 5.50% 6/1/42	2,650,000	2,705,385
(View Park Elementary & Middle Schools)
5.875% 10/1/44	1,000,000	1,047,820
6.00% 10/1/49	720,000	757,735
California State University
(Systemwide) Series A 5.00% 11/1/17	4,570,000	4,739,958
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,177,068
California Statewide Communities Development Authority
Revenue
(California Baptist University Project)
7.50% 11/1/41	1,000,000	1,150,270
Series A 5.50% 11/1/38	2,000,000	2,012,740
(Lancer Educational Student Housing Project) Series A
144A 5.00% 6/1/46 #	1,500,000	1,387,455
Capital Trust Agency, Florida (River City Education Services Inc. Project)

5.375% 2/1/35	870,000	845,370
5.625% 2/1/45	1,500,000	1,453,545
Clifton, Texas Higher Education Finance Corporation
Revenue
(Idea Public Schools) 5.75% 8/15/41	1,000,000	1,081,240
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,103,980
Colorado Educational & Cultural Facilities Authority
Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,293,820
(Charter School - Loveland Classical School) 144A
5.00% 7/1/46 #	1,500,000	1,408,095
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	509,010
(Windsor Charter Academy Project) Series 2016 144A
5.00% 9/1/36 #	1,000,000	932,150

4     NQ-425 [11/16] 1/17 (18321)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Delaware State Economic Development Authority Revenue
(Charter School - Aspira Charter)
5.00% 6/1/36	700,000	$694,834
5.00% 6/1/46	820,000	793,243
5.00% 6/1/51	1,035,000	993,962
District of Columbia Revenue
(KIPP Charter School) 6.00% 7/1/48	1,450,000	1,656,059
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,296,600
East Hempfield Township, Pennsylvania Industrial
Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30	1,000,000	1,047,940
Florida Higher Educational Facilities Financial Authority
(Nova Southeastern University)
5.00% 4/1/35	1,500,000	1,588,245
5.00% 4/1/36	1,380,000	1,457,915
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue
(Riverside Military Academy Project)
5.125% 3/1/27	2,800,000	2,750,552
5.125% 3/1/37	2,000,000	1,851,400
Hawaii State Department of Budget & Finance
Series A 144A 5.00% 1/1/45 #	1,500,000	1,401,390
(Hawaii University) Series A 6.875% 7/1/43	2,000,000	2,185,560
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/44	2,000,000	2,115,040
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,000,000	1,019,420
(Idaho Arts Charter School Incorporate) 144A
5.00% 12/1/36 #	615,000	633,881
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	497,703
Series B 144A 4.87% 7/1/49 #^	2,888,155	240,150
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,093,550
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,055,820
(Rogers Park Montessori)
6.00% 2/1/34	675,000	695,520
6.125% 2/1/45	1,800,000	1,848,600
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,071,370

NQ-425 [11/16] 1/17 (18321)     5

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Indiana State Finance Authority Revenue Educational
Facilities
(Drexel Foundation - Thea Bowman Academy Charter
School) Series A 7.00% 10/1/39	1,000,000	$911,210
Kanawha, West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45	2,500,000	2,758,275
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	1,658,250
Maricopa County, Arizona Industrial Development
Authority
(Paradise Schools Projects) Series 2016 144A
5.00% 7/1/47 #	1,500,000	1,449,600
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	3,845,000	3,963,964
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Patterson Park Public Charter School) Series A
6.125% 7/1/45	1,000,000	1,027,410
Massachusetts State Development Finance Agency
Revenue
(Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,699,505
(UMass Boston Student Housing Project) Series 2016
5.00% 10/1/48	3,605,000	3,660,914
Miami-Dade County, Florida Industrial Development
Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	980,780
Series A 144A 6.00% 9/15/45 #	1,000,000	987,740
Michigan Finance Authority Limited Obligation Revenue
(Higher Education Thomas M Cooley) 144A
6.75% 7/1/44 #	3,500,000	3,594,640
(Public School Academy) (Old Redford) Series A
6.50% 12/1/40	900,000	909,441
(Public School Academy) (University Learning)
7.50% 11/1/40	1,000,000	1,057,490
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	954,151
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,001,180

6     NQ-425 [11/16] 1/17 (18321)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	$1,539,877
Series A 144A 5.125% 12/15/45 #	2,515,000	2,391,161
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,616,745
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,327,013
New York State Dormitory Authority
(Touro College & University System) Series A
5.50% 1/1/44	2,875,000	3,066,906
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,161,950
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30 #	875,000	913,483
Series A 144A 6.375% 9/1/40 #	500,000	523,785
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Foundation Indiana University) Series A
1.217% 7/1/39 (SGI)●	2,400,000	1,838,184
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	1,400,417
(Discovery Charter School Project)
5.875% 4/1/32	450,000	433,463
6.25% 4/1/37	200,000	195,262
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,064,100
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,648,832
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,085,000
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,710,909

NQ-425 [11/16] 1/17 (18321)     7

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority
Revenue
(Basic Schools Projects) Series A 144A 5.00% 7/1/46 #	4,000,000	$3,939,080
(Basis School) 144A 5.00% 7/1/45 #	2,000,000	1,969,980
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,041,020
5.625% 9/1/42	600,000	624,270
(Eagle College Preparatory Project) Series A
5.00% 7/1/43	450,000	437,724
(Legacy Traditional Schools Project) Series A 144A
6.75% 7/1/44 #	1,500,000	1,671,690
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,132,480
Pima County, Arizona Industrial Development Authority
Revenue
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,989,420
Pottsboro, Texas Higher Education Finance Authority
Revenue
Series A 5.00% 8/15/36	655,000	607,657
Series A 5.00% 8/15/46	1,000,000	892,790
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,065,059
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	700,000	700,721
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	2,560,000	2,485,197
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,374,650
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,530,965
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,025,820
Wyoming Community Development Authority Student
Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,090,390
Yonkers, New York Economic Development Corporation
Education Revenue
(Charter School Educational Excellence)
6.25% 10/15/40	595,000	616,206
		172,585,180

8     NQ-425 [11/16] 1/17 (18321)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds – 0.81%
California State Department of Water Resources
Series L 5.00% 5/1/17	1,045,000	$1,063,643
Long Island, New York Power Authority
Series A 5.00% 9/1/44	1,960,000	2,146,866
Series B 5.00% 9/1/46	1,640,000	1,786,485
South Carolina State Public Service Authority
Series E 5.25% 12/1/55	4,000,000	4,374,880
		9,371,874
Healthcare Revenue Bonds – 26.79%
Abag, California Finance Authority for Nonprofit
Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,801,289
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,194,940
Series A 8.00% 10/1/46	1,500,000	1,789,845
Antelope Valley, California Healthcare District
Series A 5.00% 3/1/41	1,000,000	1,003,600
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	940,000	1,028,069
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series
2010 5.875% 7/1/30	155,000	168,226
Birmingham, Alabama Special Care Facilities Financing
Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,959,483
5.75% 6/1/35	1,500,000	1,597,110
5.75% 6/1/45	2,500,000	2,636,575
6.00% 6/1/50	2,650,000	2,834,043
Board of Managers Joint Guadalupe County-City of
Seguin, Texas Hospital
5.00% 12/1/45	1,100,000	1,104,356
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health) Series A 4.00% 10/1/47	2,010,000	1,923,992
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,059,940
California Statewide Communities Development Authority
Revenue
(BE Group) 144A 7.25% 11/15/41 #	500,000	555,075
(Loma Linda University Medical Center)
5.50% 12/1/54	13,000,000	13,364,000

NQ-425 [11/16] 1/17 (18321)     9

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority
Revenue
(Loma Linda University Medical Center)
Series A 144A 5.25% 12/1/56 #	6,000,000	$6,080,640
Camden County, New Jersey Improvement Authority
Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,500,000	2,764,275
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) Series A
7.00% 4/1/49	5,000,000	5,040,100
Centre County, Pennsylvania Hospital Authority
(Mount Nittany Medical Center) Series A
5.00% 11/15/46	1,250,000	1,353,100
Chesterfield County, Virginia Economic Development
Authority Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	1,030,000	1,051,187
Cobb County, Georgia Development Authority
(Provident Village at Creekside Project) Series A 144A
6.00% 7/1/51 #	4,000,000	3,497,880
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,836,750
(Christian Living Community Project) Series A
5.75% 1/1/37	1,990,000	1,998,279
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	500,000	544,610
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,079,700
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	750,525
Series A 144A 5.75% 12/1/35 #	1,150,000	1,158,832
Series A 144A 6.125% 12/1/45 #	1,200,000	1,248,372
Series A 144A 6.25% 12/1/50 #	560,000	583,296
Connecticut State Health & Educational Facility Authority
(Church Home of Hartford Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	931,240
Series A 144A 5.00% 9/1/53 #	1,500,000	1,366,755
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,641,520
(Diakon Lutheran Ministries Series) 6.375% 1/1/39	100,000	108,807

10     NQ-425 [11/16] 1/17 (18321)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	$1,025,830
Series A 5.25% 9/1/29	500,000	523,680
Series A 5.25% 9/1/44	2,000,000	2,082,500
Duluth, Minnesota Economic Development Authority
Revenue
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	3,750,000	4,065,487
East Rochester, New York Housing Authority Revenue
(Senior Living - Woodland Village Project) 5.50% 8/1/33	1,200,000	1,207,872
Florida Development Finance
(Tuscan Isle Champions Gate Project) Series A 144A
6.375% 6/1/46 #	5,500,000	5,360,960
(Tuscan Isle Obligated Group) Series A 144A
7.00% 6/1/45 #	2,000,000	2,024,860
(UF Health - Jacksonville Project) Series A
6.00% 2/1/33	2,375,000	2,590,270
Glendale, Arizona Industrial Development Authority
Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	745,730
5.25% 11/15/51	1,350,000	1,172,718
Hanover County, Virginia Economic Development Authority
Residential Care Revenue
(Covenant Woods) Series A 5.00% 7/1/42	1,735,000	1,773,916
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,343,563
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,170,510
(Hawaii Pacific Health Obligation) Series A
5.50% 7/1/43	2,990,000	3,342,671
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,056,440
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,524,800
Illinois Finance Authority Revenue
(Admiral at Lake Project)
Series A 7.625% 5/15/25	1,750,000	1,960,927
Series A 7.75% 5/15/30	500,000	560,550
Series A 8.00% 5/15/40	2,205,000	2,474,539
Series A 8.00% 5/15/46	1,500,000	1,669,665
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,755,281

NQ-425 [11/16] 1/17 (18321)     11

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	$2,218,075
Series A 144A 5.60% 1/1/56 #	2,700,000	2,373,786
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	1,065,710
5.50% 8/15/45	1,000,000	1,062,490
(Marquette Project) 5.00% 3/1/39	1,250,000	1,259,663
Iowa Finance Authority
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,524,100
Kentucky Economic Development Finance Authority
Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,314,559
5.75% 11/15/45	2,500,000	2,522,550
5.75% 11/15/50	1,600,000	1,602,176
Kentucky Economic Development Finance Authority
Hospital Revenue
(Owensboro Medical Health System)
Series A 5.00% 6/1/17	2,525,000	2,572,748
Series A 6.50% 3/1/45	4,965,000	5,458,918
Kentwood, Michigan Economic Development Corporation
Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,306,900
Lakeland, Florida
(Lakeland Regional Health) 5.00% 11/15/45	5,000,000	5,278,500
Lancaster County, Pennsylvania Hospital Authority
Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	733,613
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,090,150
Maine Health & Higher Educational Facilities Authority
Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,848,104
Maricopa County, Arizona Industrial Development
Authority
(Christian Care Surprise, Inc. Project) Series 2016 144A
6.00% 1/1/48 #	5,400,000	4,962,006
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,067,300

12     NQ-425 [11/16] 1/17 (18321)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Doctors Community Hospital) 5.75% 7/1/38	1,730,000	$1,875,839
Metropolitan Government Nashville & Davidson County,
Tennessee Health & Educational Facilities Building
(Vanderbilt University Medical Center) 5.00% 7/1/46	1,000,000	1,066,630
Michigan Finance Authority Revenue
(Henry Ford Health System) Series 2016
5.00% 11/15/41	3,000,000	3,188,610
(Beaumont Health Credit Group) 5.00% 11/1/44	3,275,000	3,445,726
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,781,707
Missouri State Health & Educational Facilities Authority
Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,092,090
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,501,563
5.375% 1/1/50	6,250,000	6,089,437
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	9,151,270
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,557,799
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	635,000	601,866
Series A1 5.00% 7/1/46	1,395,000	1,460,942
Series A1 5.00% 7/1/51	1,595,000	1,661,208
Series B 4.00% 7/1/31	635,000	606,533
Series B 4.25% 7/1/36	955,000	905,025
Series B 4.75% 7/1/51	1,915,000	1,869,634
Series B 5.00% 7/1/46	1,595,000	1,657,747
Series C 5.00% 7/1/31	250,000	253,220
Series C 5.25% 7/1/36	350,000	359,534
Series C 5.50% 7/1/46	1,250,000	1,294,187
Series C 5.75% 7/1/51	1,000,000	1,054,180
Series D 6.00% 7/1/26	150,000	143,917
Series D 7.00% 7/1/51	1,350,000	1,280,569
New Jersey Economic Development Authority
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,058,280

NQ-425 [11/16] 1/17 (18321)     13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Jersey Health Care Facilities Financing Authority
Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	$1,020,317
(Princeton Healthcare System) 5.00% 7/1/39	2,500,000	2,722,275
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,902,959
(Trinitas Hospital Obligation Group) Series A
5.25% 7/1/30	1,240,000	1,253,665
(University Hospital) Series A 5.00% 7/1/46 (AGM)	5,000,000	5,348,900
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,163,184
144A 5.00% 12/1/45 #	800,000	843,024
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37	5,000,000	5,261,050
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,592,078
Northampton County, Pennsylvania Industrial
Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,036,960
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	4,000,000	3,843,560
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	285,000	333,014
Series A 7.50% 6/1/49	2,920,000	3,447,702
Palomar, California Health
Series 2016 5.00% 11/1/39	1,670,000	1,767,127
Payne County, Oklahoma Economic Development
Authority
(Epworth Living at the Ranch)
Series A 6.875% 11/1/46	1,750,000	1,723,890
Series A 7.00% 11/1/51	3,750,000	3,705,300
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 4.625% 6/1/36 #	235,000	208,466
Series A 144A 5.00% 6/1/36 #	960,000	897,571
Series A 144A 5.125% 6/1/48 #	1,375,000	1,269,373
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	3,255,000	3,256,725

14     NQ-425 [11/16] 1/17 (18321)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	$2,775,825
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,616,130
San Buenaventura, California Revenue
7.50% 12/1/41	4,475,000	5,205,231
South Carolina Jobs - Economic Development Authority
Hospital Revenue
(Palmetto Health) 5.75% 8/1/39	915,000	962,690
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	814,523
5.50% 12/1/43	1,250,000	1,338,425
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30	1,420,000	1,826,546
7.125% 11/1/43	2,500,000	3,166,800
St. Louis County, Missouri Industrial Development
Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	588,312
Series A 5.125% 8/15/45	1,800,000	1,742,058
Suffolk County, New York Economic Development
Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	620,897
Tarrant County, Texas Cultural Education Facilities Finance
(Baylor Scott & White Health) Series A 5.00% 11/15/45	3,790,000	4,154,787
(Buckingham Senior Living Community) 5.50% 11/15/45	3,000,000	3,146,910
(Buckner Retirement Services)
Series B 5.00% 11/15/40	2,080,000	2,139,342
Series B 5.00% 11/15/46	3,000,000	3,070,860
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	530,765
Town of Chesterton, Indiana
(StoryPoint Chesterton Project) Series A 144A
6.375% 1/15/51 #	1,000,000	926,420
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,149,577
Washington State Housing Finance Commission
(Bayview Manor Homes)
Series A 144A 5.00% 7/1/36 #	700,000	714,728
Series A 144A 5.00% 7/1/46 #	1,450,000	1,406,369

NQ-425 [11/16] 1/17 (18321)     15

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Washington State Housing Finance Commission
(Bayview Manor Homes)
Series A 144A 5.00% 7/1/51 #	2,000,000	$1,905,240
(Heron’s Key)
Series A 144A 6.75% 7/1/35 #	820,000	831,382
Series A 144A 7.00% 7/1/45 #	1,750,000	1,791,160
Series A 144A 7.00% 7/1/50 #	2,000,000	2,033,960
(Wesley Homes at Lea Hill Project)
Series 2016 144A 5.00% 7/1/41 #	1,000,000	952,400
Series 2016 144A 5.00% 7/1/46 #	1,000,000	941,190
Series 2016 144A 5.00% 7/1/51 #	2,000,000	1,860,480
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	286,146
Series A 5.75% 11/1/39	600,000	633,582
Series A 6.00% 5/1/47	920,000	975,614
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41 ‡	7,800,000	7,213,440
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	860,928
Series A 5.00% 7/1/24	1,700,000	1,755,148
Series A 6.125% 7/1/39	750,000	807,833
Series A 6.25% 7/1/44	2,500,000	2,696,800
Wichita, Kansas
(Kansas Masonic Home)
Series II-A 5.00% 12/1/31	500,000	476,945
Series II-A 5.25% 12/1/36	500,000	478,350
Series II-A 5.375% 12/1/46	1,200,000	1,172,904
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 5.75% 11/15/44	2,000,000	2,109,520
Yamhill County, Oregon Hospital Authority
(Friendsview Retirement Community) Series A
5.00% 11/15/51	1,375,000	1,330,876
		309,316,274
Housing Revenue Bonds – 0.77%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Affordable Housing) Senior Series A
5.25% 8/15/39	1,200,000	1,333,032
(Caritas Projects)
Senior Series A 5.50% 8/15/47	1,500,000	1,633,980

16     NQ-425 [11/16] 1/17 (18321)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects)
Senior Series A 6.40% 8/15/45	1,750,000	$1,925,910
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	812,445
Series A 5.25% 5/15/49	3,000,000	3,239,700
		8,945,067
Lease Revenue Bonds – 5.79%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,219,825
(Goodwill Industry Sacramento Valley and Northern
Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	532,950
Series A 144A 6.875% 1/1/42 #	1,500,000	1,617,525
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	1,901,456
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	850,000	898,509
District of Columbia Revenue
(Center of Strategic & International Studies)
6.625% 3/1/41	2,235,000	2,442,989
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	955,390
5.375% 2/1/41	4,000,000	3,881,240
MTA Hudson Rail Yards Trust Obligations, New York
(The Metropolitan Transportation Authority) Series A
5.00% 11/15/56	9,290,000	10,054,381
New Jersey Economic Development Authority Special
Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,197,050
New York Liberty Development Revenue
(Class 1-3 World Trade Center Project) 144A
5.00% 11/15/44 #	7,500,000	7,622,400
(Class 2-3 World Trade Center Project) 144A
5.375% 11/15/40 #	2,410,000	2,497,170
(Class 3-3 World Trade Center Project) 144A
7.25% 11/15/44 #	9,600,000	11,317,728
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	3,775,000	3,719,168
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	4,064,880

NQ-425 [11/16] 1/17 (18321)     17

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Virginia Public Building Authority
Series B 5.00% 8/1/20	6,970,000	$7,776,290
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,153,540
		66,852,491
Local General Obligation Bonds – 3.90%
Arlington County, Virginia
Series D 5.00% 8/1/17	1,375,000	1,413,087
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,241,787
Series 2005D 5.50% 1/1/40	3,000,000	2,923,320
Series 2007E 5.50% 1/1/42	2,150,000	2,092,853
Series 2007F 5.50% 1/1/42	1,250,000	1,216,775
Series A 5.50% 1/1/33	2,000,000	1,983,260
Series C 5.00% 1/1/26	2,105,000	2,092,770
Hennepin County, Minnesota
Series B 5.00% 12/1/17	5,700,000	5,931,591
New York City, New York
Series E 5.00% 8/1/20	3,615,000	4,021,615
Series J 5.00% 8/1/17	3,625,000	3,723,709
Prince George’s County, Maryland
(Consolidated Public Improvement)
Series B 5.00% 9/15/20	3,190,000	3,579,053
Series C 5.00% 8/1/17	1,775,000	1,824,167
Raleigh, North Carolina
Series A 5.00% 9/1/22	7,935,000	9,241,022
Ramsey County, Minnesota Capital Improvement Plan
Series A 5.00% 2/1/20	2,530,000	2,794,309
		45,079,318
Pre-Refunded/Escrowed to Maturity Bonds – 6.01%
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series
2010 5.875% 7/1/30-20§	845,000	967,854
Brevard County, Florida Health Facilities Authority
Revenue
(Health First Inc. Project) 7.00% 4/1/39-19§	3,500,000	3,951,010
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project)
6.25% 7/15/40-20§	5,500,000	6,274,070
6.50% 7/15/30-20§	1,175,000	1,349,276

18     NQ-425 [11/16] 1/17 (18321)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	900,000	$1,028,916
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B
7.75% 4/1/31-21§	1,000,000	1,216,390
California Statewide Communities Development Authority
Revenue
(Aspire Public Schools) 6.00% 7/1/40-19§	995,000	1,084,023
(Inland Regional Center Project) 5.375% 12/1/37-17§	6,220,000	6,493,929
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	1,890,000	2,195,651
Subordinate Lien 6.75% 1/1/41-21§	1,000,000	1,191,090
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Diakon Lutheran Ministries Project) 6.375% 1/1/39-19§	900,000	991,917
Guam Government Obligation Revenue
(Section 30) Series A 5.625% 12/1/29-19§	310,000	347,860
Illinois Finance Authority Revenue
(Provena Health)
Series A 7.75% 8/15/34-19§	980,000	1,142,504
Series A 7.75% 8/15/34-19§	20,000	23,212
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,570,000	4,096,325
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41-19§	1,750,000	2,044,000
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39-19§	285,000	325,684
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	1,705,000	2,046,239
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45-20§	3,865,000	4,638,425
Maryland State Economic Development Corporation
Student Housing Revenue
(University of Maryland College Park Projects)
5.75% 6/1/33-18§	1,130,000	1,207,687
Massachusetts State Health & Educational Facilities
Authority Revenue
(Springfield College) 5.625% 10/15/40-19§	1,000,000	1,114,940
New Jersey Health Care Facilities Financing Authority
Revenue
(St. Joseph’s Healthcare System) 6.625% 7/1/38-18§	860,000	932,077

NQ-425 [11/16] 1/17 (18321)     19

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,000,000	$1,147,150
North Texas Tollway Authority Revenue
(Toll 2nd Tier) Series F 5.75% 1/1/38-18§	7,000,000	7,344,890
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22§	1,000,000	1,136,040
5.00% 7/1/17	1,945,000	1,991,388
5.125% 7/1/31-19§	1,000,000	1,094,810
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	980,000	1,085,379
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Edinboro University Foundation) 5.80% 7/1/30-20§	1,300,000	1,487,083
(Edinboro University) 6.00% 7/1/42-18§	1,000,000	1,074,030
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	2,000,000	2,345,440
St. Johns County, Florida Industrial Development Authority
Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40-20§	1,000,000	1,148,460
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) 5.75% 7/1/39-19§	500,000	554,910
Travis County, Texas Health Facilities Development
Corporation Revenue
(Westminster Manor Project) 7.125% 11/1/40-20§	1,000,000	1,183,530
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21§	1,500,000	1,770,300
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B
6.00% 8/15/39-19 (AGC)§	1,250,000	1,398,363
		69,424,852
Resource Recovery Revenue Bonds – 0.63%
Essex County, New Jersey Improvement Authority
144A 5.25% 7/1/45 (AMT)#	2,500,000	2,476,125
Jefferson County, New York Industrial Development
Agency Solid Waste Disposal Revenue
(Green Bond) 144A 5.25% 1/1/24 (AMT)#	215,000	202,220

20     NQ-425 [11/16] 1/17 (18321)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds (continued)
Mission, Texas Economic Development Corporation
Revenue
(Dallas Clean Energy McCommas)
6.875% 12/1/24 (AMT)	1,000,000	$1,019,380
Orange County, Florida Industrial Development Authority
(Vitag Florida LLC Project) 144A 8.00% 7/1/36 (AMT)#	3,500,000	3,586,695
		7,284,420
Special Tax Revenue Bonds – 6.40%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue
Series A 5.00% 5/1/42	1,475,000	1,521,153
Anne Arundel County, Maryland Special Obligation
Revenue
(National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,786,962
Babcock Ranch, Florida Community Independent Special
District
5.00% 11/1/31	615,000	584,305
5.25% 11/1/46	500,000	464,200
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated
Series B 5.875% 9/1/39	1,000,000	1,001,710
Celebration Pointe, Florida Community Development
District
5.125% 5/1/45	2,000,000	1,934,560
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,015,590
144A 5.40% 3/1/45 #	2,000,000	2,048,400
District of Columbia Revenue
Series A 5.00% 12/1/16	420,000	420,050
Dutchess County, New York Local Development
Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	1,800,000	1,829,196
Farms New Kent, Virginia Community Development
Authority Special Assessment
Series C 5.80% 3/1/36 ‡	1,000,000	249,820
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A
5.50% 11/1/44	5,000,000	5,147,200
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A
5.00% 1/1/56	2,000,000	1,854,960

NQ-425 [11/16] 1/17 (18321)     21

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Howard County, Maryland
(Annapolis Junction Town Center Project)
5.80% 2/15/34	725,000	$751,267
6.10% 2/15/44	1,420,000	1,479,455
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,575,000	3,308,377
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,205,000	2,040,551
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39	215,000	238,321
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,235,000	1,266,888
Mosaic District, Virginia Community Development
Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,661,655
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,110,814
5.90% 3/1/30	2,000,000	2,089,320
Nevada State
5.00% 6/1/17	1,955,000	1,995,938
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 5.00% 6/15/44	2,000,000	1,958,940
Series AA 5.25% 6/15/41	1,000,000	1,012,330
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,002,820
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,110,350
New York City, New York Transitional Finance Authority
Future Tax Secured Revenue
(Future Tax Secured - Subordinated Fiscal)
Series A-1 5.00% 11/1/19	1,525,000	1,677,332
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	1,117,680
Northampton County, Pennsylvania Industrial
Development Authority
(Route 33 Project) 7.00% 7/1/32	2,770,000	2,930,743
Prince George’s County, Maryland Revenue Authority
(Suitland - Naylor Road Project) 5.00% 7/1/46	2,500,000	2,410,525
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/35	2,500,000	2,389,400
Series A 5.75% 12/1/45	2,500,000	2,378,075

22     NQ-425 [11/16] 1/17 (18321)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	$1,111,550
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,201,332
Southglenn Metropolitan District
Series 2016 5.00% 12/1/30	1,535,000	1,560,604
Series 2016 5.00% 12/1/36	810,000	796,530
Series 2016 5.00% 12/1/46	2,100,000	2,010,435
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue
(Shoppes at North Village Project)
Series A 5.375% 11/1/24	1,000,000	1,000,310
Series A 5.50% 11/1/27	500,000	500,130
St. Louis County, Missouri Industrial Development
Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,000,000	957,470
Series A 144A 5.25% 9/1/45 #	3,000,000	2,853,000
St. Louis, Missouri Industrial Development Authority Tax
Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,230,516
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax Vacation Village Project)
Series A 6.00% 9/1/35	5,000,000	4,841,050
		73,851,814
State General Obligation Bonds – 1.33%
California State
(Various Purpose) 5.00% 9/1/21	675,000	765,909
Hawaii State
Series EH 5.00% 8/1/20	5,000,000	5,576,550
Maryland State & Local Facilities Loan
(1st Series) Series A 5.00% 8/1/20	6,000,000	6,717,960
New York State
Series A 5.25% 2/15/24	2,000,000	2,279,820
		15,340,239
Transportation Revenue Bonds – 9.57%
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/33	4,135,000	4,543,951
Delaware Transportation Authority
5.00% 6/1/55	4,105,000	4,386,193

NQ-425 [11/16] 1/17 (18321)     23

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	$5,510,850
Series A 6.00% 1/15/49	7,690,000	8,627,334
Hawaii Airports System Revenue
Series A 5.00% 7/1/45 (AMT)	3,490,000	3,689,384
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,086,650
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,223,950
Series A 6.00% 7/1/53	1,290,000	1,427,772
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,058,630
Los Angeles, California Department of Airports
Series D 5.00% 5/15/41 (AMT)	5,000,000	5,419,200
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,509,942
Metropolitan New York Transportation Authority
(Green Bonds) Series A1 5.25% 11/15/56	5,000,000	5,524,850
Metropolitan Washington Airports Authority
Series A 5.00% 10/1/34 (AMT)	3,850,000	4,209,475
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	2,765,000	2,983,103
(Junior Lien) Series A 5.25% 1/1/56	4,000,000	4,441,640
New York Transportation Development
(Laguardia Airport Terminal B) Series A
5.25% 1/1/50 (AMT)	9,150,000	9,431,729
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP) 5.00% 12/31/38 (AMT)	3,000,000	3,094,380
Pennsylvania Turnpike Commission
Series B 5.25% 12/1/39	3,460,000	3,805,931
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,227,873
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,107,780
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,064,720
San Francisco, California City & County Airports
Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	2,017,261
(San Francisco International) Series B
5.00% 5/1/46 (AMT)	5,000,000	5,348,550

24     NQ-425 [11/16] 1/17 (18321)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.625% 7/1/34	1,090,000	$1,200,744
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(Blueridge Transportation)
5.00% 12/31/40 (AMT)	1,270,000	1,349,477
5.00% 12/31/45 (AMT)	1,270,000	1,337,691
5.00% 12/31/50 (AMT)	1,910,000	1,954,579
5.00% 12/31/55 (AMT)	1,910,000	1,948,066
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	8,004,010
7.50% 6/30/33	500,000	585,540
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,245,500
6.875% 12/31/39	4,055,000	4,615,725
7.00% 12/31/38 (AMT)	1,335,000	1,521,046
		110,503,526
Water & Sewer Revenue Bonds – 3.07%
Charlotte County, Florida Industrial Development Authority
(Town & Country Utilities Project) 144A
5.50% 10/1/36 (AMT)#	500,000	467,070
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	201,283
5.00% 11/1/27	150,000	164,777
5.00% 11/1/28	30,000	32,773
5.00% 11/1/29	1,470,000	1,596,655
5.00% 11/1/30	1,000,000	1,076,230
Jefferson County, Alabama Sewer Revenue
(Senior Lien - Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,790,675
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	19,546,560
Series D 7.00% 10/1/51	5,000,000	6,071,300
New York City Water & Sewer System
(Second Generation Resolution) 5.00% 6/15/46	3,150,000	3,483,963
		35,431,286
Total Municipal Bonds (cost $1,094,284,181)		1,114,787,133

NQ-425 [11/16] 1/17 (18321)     25

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 2.01%
Variable Rate Demand Note – 2.01%¤
California Infrastructure & Economic Development Bank
(Los Angeles County Museum of Natural History
Foundation) Series B
0.42% 9/1/37 (LOC - Wells Fargo Bank N.A.)	5,515,000	5,515,000
Colorado Educational & Cultural Facilities Authority
(National Jewish Federation) Series D-3
0.50% 12/1/37 (LOC - JPMorgan Chase Bank N. A.)	1,250,000	1,250,000
Illinois Finance Authority Revenue (The University of
Chicago Medical Center) Series B
0.47% 8/1/44 (LOC - Wells Fargo Bank N.A.)	2,870,000	2,870,000
Los Angeles, Department of Water & Power (Power
System Variable Rate Demand Revenue Bonds) Series B
0.44% 7/1/34 (SPA - Barclays Bank)	7,400,000	7,400,000
Minneapolis-St. Paul, Minnesota Housing &
Redevelopment Authority
(Children’s Hospital Clinics) Series A-II
0.49% 8/15/37 (AGM) (SPA - U.S. Bank N.A.)	2,200,000	2,200,000
(Health Care Facilities - Children’s Health Care) Series B
0.47% 8/15/25 (AGM) (SPA - U.S. Bank N.A.)	2,825,000	2,825,000
Mississippi Business Finance (Chevron U.S.A. Inc. Project)
Series G
0.48% 12/1/30	1,105,000	1,105,000
Total Short-Term Investments (cost $23,165,000)		23,165,000

Total Value of Securities – 98.56%
(cost $1,117,449,181)		1,137,952,133

Receivables and Other Assets Net of Liabilities – 1.44%		16,659,199
Net Assets Applicable to 108,530,335 Shares Outstanding – 100.00%		$1,154,611,332

26     NQ-425 [11/16] 1/17 (18321)

(Unaudited)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2016, the aggregate value of Rule 144A securities was $168,699,380, which represents 14.61% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2016.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡	Non-income-producing security. Security is currently in default.
●	Variable rate security. Each rate shown is as of Nov. 30, 2016. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit
MTA – Metropolitan Transportation Authority
N.A. – National Association
SGI – Insured by Syncora Guarantee Inc.
SPA – Stand-by Purchase Agreement

NQ-425 [11/16] 1/17 (18321)     27

Notes
Delaware National High-Yield Municipal Bond Fund	November 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware National High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Nov. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$1,117,449,181
Aggregate unrealized appreciation of investments	$46,540,170
Aggregate unrealized depreciation of investments	(26,037,218)
Net unrealized appreciation of investments	$20,502,952

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

28     NQ-425 [11/16] 1/17 (18321)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2016:

Securities	Level 2
Municipal Bonds	$1,114,787,133
Short-Term Investments	23,165,000
Total Value of Securities	$1,137,952,133

During the period ended Nov. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-425 [11/16] 1/17 (18321)     29

Schedule of investments
Delaware Tax-Free California Fund	November 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.23%
Corporate Revenue Bonds – 3.67%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$1,090,000
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	2,005,000	1,834,655
(Capital Appreciation Asset - Backed) Subordinate
Series B 1.548% 6/1/47 ^	4,640,000	357,791
		3,282,446
Education Revenue Bonds – 16.08%
California Educational Facilities Authority
(Pepperdine University) 5.00% 10/1/49	760,000	850,577
California Municipal Finance Authority
(California Baptist University) Series A 144A 5.375%
11/1/40 #	1,000,000	1,009,830
(Creative Center of Los Altos Project) Series B 144A
4.50% 11/1/46 #	500,000	438,255
(Julian Charter School Project) Series A 144A 5.625%
3/1/45 #	500,000	494,715
(Palmdale Aerospace Academy Project) 144A 5.00%
7/1/46 #	500,000	491,070
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,328,944
California School Finance Authority
(Aspire Public Schools Project) Series A 144A 5.00%
8/1/45 #	715,000	739,553
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/42 #	500,000	441,640
(Green Dot Public Schools Project) Series A 144A 5.00%
8/1/35 #	1,000,000	1,060,860
(Grimmway Schools-Obligated Group) Series A 144A
5.00% 7/1/36 #	500,000	460,655
(KIPP Louisiana Projects) Series A 5.125% 7/1/44	1,000,000	1,048,740
(Partnerships to Uplift Communities Valley Project)
Series A 6.75% 8/1/44	1,000,000	1,111,480
(View Park Elementary & Middle Schools) Series A
5.625% 10/1/34	575,000	597,643
California State University
(Systemwide) Series A 4.00% 11/1/45	165,000	162,490
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	909,480
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	811,095

NQ-329 [11/16] 1/17 (18316)      1

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority
Revenue
(Culinary Institute of America Project) Series B 5.00%
7/1/46	425,000	$445,090
(University of California East Irvine Campus Apartments)
5.375% 5/15/38	1,000,000	1,096,660
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
5.875% 8/1/28 Ω	1,000,000	873,650
		14,372,427
Electric Revenue Bonds – 3.12%
Anaheim Public Financing Authority Revenue
(Anaheim Electric System Distribution Facilities) Series A
5.00% 10/1/25	800,000	897,160
Imperial Irrigation District Electric System Revenue
Series B 5.00% 11/1/36	250,000	271,517
Series C 5.00% 11/1/36	500,000	560,580
Southern California Public Power Authority Revenue
(Southern Transmission Project) Subordinate Series A
5.00% 7/1/22	1,000,000	1,059,110
		2,788,367
Healthcare Revenue Bonds – 17.84%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	927,936
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,104,130
Series A 5.00% 8/1/26	300,000	334,197
Series A 5.00% 8/1/27	300,000	333,264
Series A 5.00% 8/1/28	250,000	277,730
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	933,515
Series E 5.625% 7/1/25	1,000,000	1,100,890
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	1,000,000	985,190
(Children’s Hospital Los Angeles) Series A 5.00%
11/15/34	500,000	530,075
(Lucile Packard Children’s Hospital Stanford) Series A
5.00% 8/15/33	1,000,000	1,124,270
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,086,120
(Sutter Health) Series D 5.25% 8/15/31	1,000,000	1,125,180
California Statewide Communities Development Authority
Revenue
(BE.Group) 144A 7.25% 11/15/41 #	500,000	555,075

2      NQ-329 [11/16] 1/17 (18316)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority
Revenue
(Covenant Retirement Communities) Series C 5.625%
12/1/36	1,000,000	$1,106,110
(Episcopal Communities & Services)
5.00% 5/15/27	300,000	329,115
5.00% 5/15/32	600,000	644,046
(Rady Children’s Hospital) Series B 5.00% 8/15/28	600,000	708,624
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,049,870
City of La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	777,893
San Buenaventura
(Community Memorial Health Systems) 7.50% 12/1/41	785,000	913,096
		15,946,326
Housing Revenue Bonds – 4.43%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects)
Series A 5.50% 8/15/47	750,000	816,990
Series A 6.40% 8/15/45	960,000	1,056,499
Independent Cities Finance Authority Mobile Home Park
Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	1,000,000	1,083,260
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project) Series A 5.85% 8/1/31
(AMT)	1,000,000	1,000,540
		3,957,289
Lease Revenue Bonds – 17.36%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,074,430
California Infrastructure & Economic Development Bank
(Academy Motion Picture Art & Sciences Obligated
Group) 5.00% 11/1/41	1,000,000	1,105,030
(Infrastructure State Revolving Fund) Series A 5.00%
10/1/29	1,000,000	1,169,840
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern
Nevada Project) 5.00% 1/1/35	635,000	608,349
California State Public Works Board Lease Revenue
Series F 5.00% 5/1/28	1,280,000	1,466,816
(California State Prisons Los Angeles) Series C 5.00%
10/1/26	1,000,000	1,119,710

NQ-329 [11/16] 1/17 (18316)      3

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
California State Public Works Board Lease Revenue
(General Services Buildings 8 & 9) Series A 6.25%
4/1/34	1,000,000	$1,112,170
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.625% 11/1/33	1,000,000	1,009,930
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,121,710
Sacramento Financing Authority
(Master Lease Program Facilities) 5.00% 12/1/23 (BAM)	500,000	579,495
San Diego
(Sanford Burnham Prebys Medical Discovery Institute)
Series A 5.00% 11/1/28	500,000	574,845
Series A 5.00% 11/1/30	475,000	537,334
San Diego Public Facilities Financing Authority Lease
Revenue
(Ballpark) 5.00% 10/15/31	650,000	728,546
(Master Project) Series A 5.25% 3/1/40	1,000,000	1,093,990
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,114,230
San Mateo Joint Powers Financing Authority Lease
Revenue
(Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,093,400
		15,509,825
Local General Obligation Bonds – 3.25%
Anaheim School District Capital Appreciation Election
2002
4.58% 8/1/25 (NATL) ^	1,000,000	737,240
San Francisco Bay Area Rapid Transit District Election
2004
Series D 5.00% 8/1/28	1,000,000	1,177,810
West Contra Costa Unified School District 2012 Election
Series C 4.00% 8/1/41	1,000,000	992,200
		2,907,250
Pre-Refunded Bonds – 9.20%
Bonita Unified School District Election 2008
Series B 5.25% 8/1/28-21 §	800,000	922,792
California Statewide Communities Development Authority
Revenue
(Aspire Public Schools Project) 6.00% 7/1/40-19 §	1,000,000	1,089,470
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24-20 §	500,000	569,055
Series C 5.25% 11/1/31-20 §	500,000	569,055

4      NQ-329 [11/16] 1/17 (18316)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875%
8/1/39-19 §	285,000	$325,684
Pittsburg Unified School District Financing Authority
Revenue
(Pittsburg Unified School District Bond Program) 5.50%
9/1/46-21 (AGM) §	800,000	933,296
Rancho Santa Fe Community Services District Financing
Authority Revenue
(Superior Lien Bonds) Series A 5.75% 9/1/30-21 §	800,000	942,360
San Francisco City & County Public Utilities Commission
Water Revenue
Series B 5.00% 11/1/26-19 §	800,000	882,168
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33-18 §	1,000,000	1,068,130
Turlock Irrigation District Revenue
Series A 5.00% 1/1/30-20 §	830,000	915,424
		8,217,434
Resource Recovery Revenue Bond – 1.24%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00%
9/1/36	1,000,000	1,103,560
		1,103,560
Special Tax Revenue Bonds – 4.33%
Lancaster Redevelopment Agency
Unrefunded (Combined Redevelopment Project Areas)
6.875% 8/1/39	215,000	238,321
Riverside County Redevelopment Agency Tax Allocation
Housing
Series A 6.00% 10/1/39	1,000,000	1,132,610
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,100,470
San Francisco City & County Redevelopment Agency
(Mission Bay South Redevelopment Project) Series B
5.00% 8/1/43 (NATL)	500,000	551,980
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A 5.00%
10/1/29	325,000	306,722
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	539,100
		3,869,203

NQ-329 [11/16] 1/17 (18316)       5

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds – 5.64%
California
5.25% 11/1/40	1,000,000	$1,113,440
(Various Purposes)
5.25% 3/1/30	1,000,000	1,101,880
5.25% 4/1/35	1,000,000	1,130,140
6.00% 3/1/33	1,000,000	1,131,810
6.00% 4/1/38	515,000	563,199
		5,040,469
Transportation Revenue Bonds – 8.29%
Alameda Corridor Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/37	500,000	535,680
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	527,130
Los Angeles Department of Airports Senior
(Los Angeles International Airport) Series D 5.00%
5/15/36 (AMT)	1,000,000	1,091,380
Los Angeles Department of Airports Subordinate
(Los Angeles International Airport) Series B 5.00%
5/15/33	1,000,000	1,093,420
Riverside County Transportation Commission Senior Lien
Series A 5.75% 6/1/44	500,000	554,190
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40%
9/1/25	870,000	873,967
San Francisco City & County Airports Commission
(San Francisco International Airport) Series B 5.00%
5/1/46 (AMT)	1,000,000	1,069,710
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,664,505
		7,409,982
Water & Sewer Revenue Bonds – 3.78%
California State Department of Water Resources
Unrefunded (Central Valley Project) Series AG 5.00%
12/1/28	75,000	82,685
San Diego Public Facilities Financing Authority Water
Revenue
Subordinate Series A 5.00% 8/1/29	1,000,000	1,137,400
San Francisco City & County Public Utilities Commission
Water Revenue
Series A 4.00% 11/1/39	1,000,000	1,009,780

6      NQ-329 [11/16] 1/17 (18316)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
San Francisco City & County Public Utilities Commission
Water Revenue
(Water & Sewer Improvement) Subordinate Series A
5.00% 11/1/32	1,015,000	$1,145,123
		3,374,988
Total Municipal Bonds (cost $83,549,299)		87,779,566

Short-Term Investment – 0.78%
Variable Rate Demand Note – 0.78%¤
Los Angeles Department of Water & Power Series B-3
0.44% 7/1/34 (SPA - Barclays Bank)	700,000	700,000

Total Short-Term Investments (cost $700,000)		700,000

Total Value of Securities – 99.01%
(cost $84,249,299)		88,479,566
Receivables and Other Assets Net of Liabilities – 0.99%		885,572
Net Assets Applicable to 7,573,914 Shares Outstanding – 100.00%		$89,365,138

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2016, the aggregate value of Rule 144A securities was $5,691,653, which represents 6.37% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2016.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until Aug. 1, 2023 at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

NQ-329 [11/16] 1/17 (18316)     7

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
NATL – Insured by National Public Finance Guaranty Corporation
SPA – Stand-by Purchase Agreement

8     NQ-329 [11/16] 1/17 (18316)

Notes
Delaware Tax-Free California Fund	November 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware Tax-Free California Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Nov. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$84,249,299
Aggregate unrealized appreciation of investments	$5,513,774
Aggregate unrealized depreciation of investments	(1,283,507)
Net unrealized appreciation of investments	$4,230,267

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-329 [11/16] 1/17 (18316)     9

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2016:

Securities	Level 2
Municipal Bonds	$87,779,566
Short-Term Investments	700,000
Total Value of Securities	$88,479,566

During the period ended Nov. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-329 [11/16] 1/17 (18316)

Schedule of investments
Delaware Tax-Free Idaho Fund	November 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 97.88%
Corporate Revenue Bonds – 3.04%
Nez Perce County, Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	$1,178,225
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,003,300
		3,181,525
Education Revenue Bonds – 13.48%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,266,137
Series A 4.25% 4/1/32 (NATL)	355,000	357,698
Series A 5.00% 4/1/26	965,000	1,083,579
Series A 5.00% 4/1/42	1,350,000	1,454,544
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,275,000	1,299,761
(Idaho Arts Charter School)
Series A 5.00% 12/1/38	1,000,000	1,031,780
Series A 144A 5.00% 12/1/46 #	1,000,000	1,022,890
(North Star Charter School Capital Appreciation Bond)
Series B 144A 5.00% 7/1/49 #^	2,888,155	240,150
(North Star Charter School) Series A 6.75% 7/1/48	529,151	497,704
(Victory Charter School, Inc. Project) Series B 5.00%
7/1/39	1,000,000	1,029,900
University of Idaho
Series 2011 5.25% 4/1/41 ●	1,840,000	2,058,316
Series B 4.50% 4/1/41 (AGM) ●	1,100,000	1,141,470
Series B 5.00% 4/1/28	1,000,000	1,084,190
Series B 5.00% 4/1/32	500,000	539,465
		14,107,584
Electric Revenue Bond – 2.08%
Boise-Kuna Irrigation District Revenue
5.00% 6/1/34	2,000,000	2,171,460
		2,171,460
Healthcare Revenue Bonds – 13.81%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,000,000	2,126,840
(St. Luke’s Health System Project)
Series A 5.00% 3/1/47	1,500,000	1,586,355
Series A 6.50% 11/1/23	250,000	272,015
Series A 6.75% 11/1/37	1,250,000	1,352,850
(St. Luke’s Regional Medical Center Project) 5.00%
7/1/35 (AGM)	2,500,000	2,675,775

NQ-360 [11/16] 1/17 (18317)     1

Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(Trinity Health Center Group)
Series D 4.50% 12/1/37	1,385,000	$1,431,079
Series D 5.00% 12/1/32	2,500,000	2,769,275
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,245,000	2,246,190
		14,460,379
Housing Revenue Bonds – 1.95%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A Class II 4.375% 7/1/32	995,000	1,014,313
Series C Class II 4.95% 7/1/31	995,000	1,022,701
		2,037,014
Lease Revenue Bonds – 9.34%
Boise Urban Renewal Agency
5.00% 12/15/27	850,000	965,099
5.00% 12/15/31	750,000	834,443
5.00% 12/15/32	750,000	829,815
Idaho Housing & Finance Association Revenue
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,578,637
Series A 7.00% 2/1/36	1,500,000	1,725,585
Idaho State Building Authority Revenue
5.00% 9/1/40	1,250,000	1,384,613
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	502,470
Series A 4.50% 9/1/26	485,000	535,387
Series A 4.50% 9/1/27	505,000	553,990
(Eastern Idaho Technical College Project) Series B
5.00% 9/1/25	740,000	865,984
		9,776,023
Local General Obligation Bonds – 23.56%
Ada & Canyon Counties Joint School District No. 2
Meridian
4.50% 7/30/22	1,500,000	1,636,246
Bonneville Joint School District No. 93
(School Board Guaranteed)
Series A 5.00% 9/15/30	1,515,000	1,706,663
Series A 5.00% 9/15/31	870,000	977,575
Series C 5.00% 9/15/23	370,000	426,484

2     NQ-360 [11/16] 1/17 (18317)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
5.00% 9/15/24	500,000	$592,965
5.00% 9/15/25	750,000	893,453
Series B 5.00% 8/15/23	1,295,000	1,518,776
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,801,504
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,890,273
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	1,115,510
Series B 5.00% 9/15/24	1,480,000	1,700,712
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/33	1,125,000	1,249,054
Series B 5.00% 9/15/30 (NATL)	725,000	727,124
Kootenai County School District No. 271 Coeur D’Alene
(School Board Guaranteed)
Series B 4.00% 9/15/24	540,000	586,386
Series B 4.00% 9/15/25	650,000	699,107
Madison County School District No. 321 Rexburg
(School Board Guaranteed)
Series B 5.00% 8/15/24	1,500,000	1,777,455
Series B 5.00% 8/15/25	1,080,000	1,285,448
Series B 5.00% 8/15/26	710,000	851,574
Twin Falls County School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37	1,000,000	1,097,420
Twin Falls County School District No. 413 Filer
(School Board Guaranteed) 5.25% 9/15/25	2,000,000	2,129,920
		24,663,649
Pre-Refunded Bonds – 9.65%
Boise State University Revenue
(General Project)
Series A 4.25% 4/1/32-17 (NATL) §	395,000	399,582
Series A 5.00% 4/1/39-19 §	1,000,000	1,082,800
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31-18 §	1,000,000	1,076,640
Idaho Bond Bank Authority Revenue
(State Intercept)
Series A 5.00% 9/15/28-19 §	1,250,000	1,352,050
Series A 5.25% 9/15/26-19 §	2,000,000	2,174,520
Series C 5.375% 9/15/38-18 §	1,000,000	1,074,860

NQ-360 [11/16] 1/17 (18317)     3

Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Idaho Health Facilities Authority Revenue
(Trinity Health Center Group) Series B 6.125%
12/1/28-18 §	1,210,000	$1,326,269
Idaho Housing & Finance Association Grant Anticipated
Revenue
(Federal Highway Trust) Series A 5.25% 7/15/25-18
(AGC) §	1,500,000	1,598,865
Puerto Rico Sales Tax Financing Revenue First
Subordinate
Series A 5.50% 8/1/28-19 §	15,000	16,578
		10,102,164
Special Tax Revenue Bonds – 16.38%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	568,865
Series A 5.25% 1/1/36	705,000	741,526
Series B-1 5.00% 1/1/42	1,425,000	1,477,996
Idaho Housing & Finance Association Grant Anticipated
Revenue
(Federal Highway Trust) Series A 5.25% 7/15/20 (AGC)	2,750,000	2,911,177
Idaho Water Resource Board
(Ground Water Rights Mitigation) Series A 5.00%
9/1/32	3,565,000	3,799,185
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,544,655
Nampa Development Tax Increment Revenue
144A 5.00% 9/1/31 #	1,000,000	1,058,100
5.90% 3/1/30	3,000,000	3,133,980
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
5.00% 10/1/29 (AGM)	1,500,000	1,608,450
Series A 5.00% 10/1/29	325,000	306,722
		17,150,656
Transportation Revenue Bonds – 4.25%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,102,740
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,129,470
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,220,548
		4,452,758

4     NQ-360 [11/16] 1/17 (18317)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bond – 0.34%
Guam Government Waterworks Authority
5.00% 1/1/46	335,000	$360,065
		360,065
Total Municipal Bonds (cost $99,556,296)		102,463,277

	Number of shares
Short-Term Investments – 1.25%
Money Market Mutual Fund – 0.53%
Dreyfus Tax Exempt Cash Management Fund	557,733	557,733
		557,733

	Principal amount°
Variable Rate Demand Note – 0.72%¤
Idaho Housing & Finance Association (Traditions At Boise
Apartments Project) Series A (Freddie Mac Guaranty
Agreement)
0.59% 9/1/44	750,000	750,000
		750,000
Total Short-Term Investments (cost $1,307,733)		1,307,733

Total Value of Securities – 99.13%
(cost $100,864,029)		103,771,010

Receivables and Other Assets Net of Liabilities – 0.87%		915,013
Net Assets Applicable to 9,334,811 Shares Outstanding – 100.00%		$104,686,023

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2016, the aggregate value of Rule 144A securities was $2,321,140, which represents 2.22% of the Fund’s net assets.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2016.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
●	Variable rate security. Each rate shown is as of Nov. 30, 2016. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

NQ-360 [11/16] 1/17 (18317)      5

Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
NATL – Insured by National Public Finance Guarantee Corporation

6      NQ-360 [11/16] 1/17 (18317)

Notes
Delaware Tax-Free Idaho Fund	November 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware Tax-Free Idaho Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Nov. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2016, the cost of investments and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$100,864,029
Aggregate unrealized appreciation of investments	$3,645,188
Aggregate unrealized depreciation of investments	(738,207)
Net unrealized appreciation of investments	$2,906,981

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-360 [11/16] 1/17 (18317)     7

(Unaudited)

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2016:

Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$102,463,277	$102,463,277
Short-Term Investments[1]	557,733	750,000	1,307,733
Total Value of Securities	$557,733	$103,213,277	$103,771,010

1Security type is valued across multiple levels. Level 1 investments represent open-end investment company investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent 42.65% and 57.35%, respectively, of the total market value of this security type.

During the period ended Nov. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

8     NQ-360 [11/16] 1/17 (18317)

Schedule of investments
Delaware Tax-Free New York Fund	November 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 97.83%
Corporate Revenue Bonds – 6.70%
Build NYC Resource
(Pratt Paper Income Project) 144A 5.00% 1/1/35
(AMT) #	750,000	$808,875
New York Counties Tobacco Trust VI
(Tobbacco Settlement Pass Through) Series C 5.00%
6/1/51	500,000	525,275
New York Liberty Development Revenue
(Second Priority - Bank of America Tower)
Class 2 5.625% 7/15/47	500,000	549,365
Class 3 6.375% 7/15/49	865,000	947,365
Niagara Area Development Revenue
(Covanta Energy Project) Series B 144A 4.00%
11/1/24 #	1,060,000	1,063,625
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	746,753
TSASC Revenue
(Asset-Backed)
Series 1 5.00% 6/1/34	500,000	477,045
Series 1 5.125% 6/1/42	1,050,000	975,461
		6,093,764
Education Revenue Bonds – 22.01%
Albany Industrial Development Agency Civic Facilities
Revenue
(Brighter Choice Charter School) Series A 5.00%
4/1/37	250,000	205,313
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing) 6.00%
10/1/31	525,000	599,581
Build NYC Resource
5.50% 11/1/44	1,100,000	1,105,995
(Bronx Charter School for Excellence)
5.00% 4/1/33	500,000	509,505
5.50% 4/1/43	500,000	518,090
(Packer Collegiate Institution) 5.00% 6/1/40	750,000	811,470
Dutchess County Local Development
(Marist College Project) Series A 5.00% 7/1/19	760,000	824,592
(The Culinary Institute of America Project)
Series A 5.00% 7/1/41	200,000	218,956
Series A 5.00% 7/1/46	300,000	327,429
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	439,428

NQ-401 [11/16] 1/17 (18324)     1

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.00% 10/1/22	340,000	$375,714
5.00% 10/1/23	470,000	522,471
5.25% 10/1/31	500,000	544,165
5.50% 10/1/41	500,000	541,795
(St. John Fisher College) Series A 5.50% 6/1/39	300,000	331,374
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	982,920
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	547,440
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	438,248
(Brooklyn Law School) 5.75% 7/1/33	340,000	364,847
(Cornell University) Series A 5.00% 7/1/34	170,000	183,236
(Fordham University) 5.00% 7/1/44	650,000	704,087
(Manhattan Marymount) 5.00% 7/1/24	350,000	374,091
(Mt. Sinai School of Medicine) Series A 5.00% 7/1/19	500,000	541,830
(New York University) Series A 5.25% 7/1/34	500,000	540,750
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,094,270
(Rockefeller University) Series A 5.00% 7/1/27	250,000	271,813
(Skidmore College) Series A 5.00% 7/1/21	325,000	365,089
(Teachers College) 5.50% 3/1/39	250,000	267,705
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,066,750
(University of Rochester)
Series A 5.125% 7/1/39	250,000	269,067
Unrefunded Interest Appreciation Series A-2 4.375%
7/1/20	55,000	55,141
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	532,390
Onondaga County Trust for Cultural Research Revenue
(Syracuse University Project) Series B 5.00% 12/1/19	350,000	384,317
St. Lawrence County Industrial Development Agency Civic
Development Revenue
(St. Lawrence University Project) Series A 4.00%
7/1/43	1,000,000	1,001,550
Tompkins County Development
(Ithaca College) 5.00% 7/1/34	750,000	819,405
Troy Capital Resource Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	165,000	174,771
Troy Industrial Development Authority
(Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	549,515

2     NQ-401 [11/16] 1/17 (18324)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Yonkers Economic Development Education Revenue
(Charter School Educational Excellence) Series A 6.25%
10/15/40	600,000	$621,384
		20,026,494
Electric Revenue Bonds – 3.17%
Long Island Power Authority Electric System Revenue
Series A 5.00% 9/1/44	750,000	821,505
Series A 5.75% 4/1/39	350,000	375,994
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	556,960
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	1,000,000	1,132,790
		2,887,249
Healthcare Revenue Bonds – 15.26%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Obligation) 5.25% 7/1/35	250,000	271,943
Dutchess County Local Development
Series A 5.00% 7/1/34	350,000	383,239
Series A 5.00% 7/1/44	1,000,000	1,079,780
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	500,000	503,280
Monroe County Industrial Development
(Rochester General Hospital)
Series A 5.00% 12/1/27	330,000	364,594
Series A 5.00% 12/1/28	655,000	720,644
(University Hospital of Rochester Project) 5.50%
8/15/40 (FHA)	585,000	654,048
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island)
5.00% 7/1/29	375,000	410,224
5.00% 7/1/33	725,000	775,931
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	537,490
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/23	600,000	688,200
Subordinate Series A2 5.00% 7/1/26	500,000	528,135
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	655,236
(New York University Hospital Center) 4.00% 7/1/40	1,250,000	1,209,137
(North Shore Long Island Jewish Group) Series A 5.00%
5/1/41	500,000	541,950

NQ-401 [11/16] 1/17 (18324)     3

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Orange Regional Medical Center)
144A 5.00% 12/1/45 #	700,000	$737,646
6.125% 12/1/29	540,000	567,967
6.25% 12/1/37	250,000	263,053
Orange County Funding Assisted Living Residence
Revenue
(The Hamlet at Wallkill Project) 6.50% 1/1/46	500,000	480,445
Saratoga County
(Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	564,645
Southold Local Development Revenue
(Peconic Landing Project) 5.00% 12/1/45	750,000	774,967
Suffolk County Economic Development Revenue
(Catholic Health Services) Unrefunded 5.00% 7/1/28	430,000	465,337
(Peconic Landing Southhold) 6.00% 12/1/40	650,000	701,883
		13,879,774
Lease Revenue Bonds – 8.44%
Hudson Yards Infrastructure Revenue
Series A 5.75% 2/15/47	1,000,000	1,128,380
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority) Series A
5.00% 11/15/56	710,000	768,419
New York City Industrial Development Agency
(New York Stock Exchange Project) Series A 5.00%
5/1/18	350,000	367,153
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,190,256
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,594,050
New York Liberty Development
(4 World Trade Center) 5.00% 11/15/31	500,000	554,500
(Class 1 - 3 World Trade Center) 144A 5.00%
11/15/44 #	500,000	508,160
(Class 2 - 3 World Trade Center) 144A 5.375%
11/15/40 #	500,000	518,085
New York State Dormitory Authority State Supported Debt
Revenue
(Consolidated Services Contract) 5.00% 7/1/17 (AGM)	500,000	511,265
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	538,075
		7,678,343

4     NQ-401 [11/16] 1/17 (18324)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds – 4.75%
New York City
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	$1,131,660
Series B 5.00% 8/1/27	500,000	567,280
Series G 5.00% 8/1/22	500,000	574,155
Subordinate Series A-1 5.00% 10/1/27	500,000	568,925
Unrefunded Fiscal 2008 Series C-1 5.00% 10/1/19	150,000	154,824
Unrefunded Subordinate Series I-1 5.375% 4/1/36	190,000	204,945
New York State Dormitory Authority Revenue Non-State
Supported Debt
(School Districts Financing Program)
Series A 5.00% 10/1/23	500,000	563,635
Series A 5.00% 10/1/25 (AGM)	500,000	553,550
		4,318,974
Pre-Refunded Bonds – 8.67%
Albany Industrial Development Agency Civic Facilities
Revenue
(St. Peter’s Hospital Project) Series A
5.25% 11/15/32-17 §	800,000	833,384
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40-20 §	500,000	570,370
6.375% 7/15/43-20 §	500,000	572,265
6.50% 7/15/30-20 §	500,000	574,160
Erie County Industrial Development Agency School Facility
Revenue
(Buffalo City School District) Series A 5.25% 5/1/25-19 §	500,000	546,175
Long Island Power Authority Electric System Revenue
Series B 5.75% 4/1/33-19 §	250,000	274,693
Metropolitan Transportation Authority Revenue
Series C 6.50% 11/15/28-18 §	155,000	171,052
New York City
Fiscal 2008 Subordinate Series C-1 5.00% 10/1/19-17 §	350,000	361,980
Subordinate Series I-1 5.375% 4/1/36-19 §	310,000	338,632
New York City Municipal Finance Authority Water & Sewer
System Revenue
Fiscal 2009 Series A 5.75% 6/15/40-18 §	75,000	80,303
New York City Transitional Finance Authority Revenue
(Future Tax Secured) Subordinated Series B 5.00%
11/1/18-17 §	335,000	340,806
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Mt. Sinai School of Medicine) 5.125% 7/1/39-19 §	500,000	546,200

NQ-401 [11/16] 1/17 (18324)     5

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
New York State Dormitory Authority Revenue Non-State
Supported Debt
(North Shore Long Island Jewish Group) Series A 5.50%
5/1/37-19 §	500,000	$548,515
(University of Rochester) Interest Appreciation Series
A-2 4.375% 7/1/20-17 §	65,000	65,196
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	431,695
5.00% 7/1/42-22 §	750,000	871,807
5.125% 7/1/31-19 §	500,000	547,405
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28-21 §	70,000	79,652
Triborough Bridge & Tunnel Authority
Series C 5.00% 11/15/24-18 §	120,000	128,951
		7,883,241
Resource Recovery Revenue Bond – 0.17%
Jefferson County Industrial Development Agency
(Green Bond) 144A 5.25% 1/1/24 (AMT) #	160,000	150,490
		150,490
Special Tax Revenue Bonds – 18.05%
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	487,471
Glen Cove Local Economic Assistance
(Garvies Point Public Improvement Project) Series A
5.00% 1/1/56	250,000	231,870
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	252,434
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	543,365
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2015 Series S-1 5.00% 7/15/43	1,000,000	1,101,530
Subordinate Series S-1A 5.25% 7/15/37	1,000,000	1,116,990
(Future Tax Secured)
Fiscal 2011 Series D 5.00% 2/1/26	250,000	278,480
Fiscal 2011 Series D 5.25% 2/1/29	500,000	563,200
Fiscal 2011 Subordinate Series C 5.25% 11/1/25	500,000	566,070
Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	836,138
Fiscal 2014 Subordinate Series B1 5.00% 11/1/40	750,000	843,788
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,101,250
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/33	670,000	755,237

6     NQ-401 [11/16] 1/17 (18324)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/34	1,500,000	$1,678,830
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	1,000,000	1,010,940
Unrefunded Subordinate Series B 5.00% 11/1/18	165,000	167,830
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,112,850
New York Environmental Facilities
Series A 5.25% 12/15/19	350,000	388,605
New York Sales Tax Asset Receivable
Fiscal 2015 Series A 5.00% 10/15/22	500,000	583,810
New York State Dormitory Authority General Purpose
Series C 5.00% 3/15/34	500,000	553,385
Series E 5.00% 3/15/32	1,000,000	1,140,230
New York State Urban Development Revenue
(Personal Income Tax) Series A 4.00% 3/15/36	1,000,000	1,015,490
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Note - Senior Lien) Series A 5.00%
10/1/29	100,000	94,376
		16,424,169
State General Obligation Bonds – 0.72%
New York City
Series E 5.00% 8/1/28	125,000	138,544
New York State
Series A 5.00% 3/1/38	500,000	520,355
		658,899
Transportation Revenue Bonds – 8.21%
Metropolitan Transportation Authority Revenue
Series C 5.00% 11/15/32	500,000	559,980
Series D 5.00% 11/15/32	500,000	559,980
Series D 5.25% 11/15/27	500,000	563,375
Unrefunded Series C 6.50% 11/15/28	45,000	49,514
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/30 (NATL)	750,000	778,163
Series I 5.00% 1/1/32	700,000	774,963
New York State Thruway Authority General Revenue Junior
Indebtedness Obligation
(Junior Lien) Series A 5.25% 1/1/56	1,000,000	1,110,410
New York State Transportation Development Special
Facilities Revenue
(LaGuardia Airport Terminal B Redevelopment Project)
Series A 5.25% 1/1/50 (AMT)	500,000	515,395

NQ-401 [11/16] 1/17 (18324)     7

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port Authority of New York & New Jersey
(Consolidated Series 186) 5.00% 10/15/22 (AMT)	750,000	$851,355
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	262,980
(JFK International Air Terminal)
6.00% 12/1/42	700,000	791,630
6.50% 12/1/28	550,000	565,664
Triborough Bridge & Tunnel Authority
Unrefunded Series C 5.00% 11/15/24	80,000	85,520
		7,468,929
Water & Sewer Revenue Bonds – 1.68%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
Unrefunded Fiscal 2009 Series A 5.75% 6/15/40	125,000	132,623
(Second General Resolution)
Fiscal 2009 Series FF-2 5.50% 6/15/40	250,000	271,477
Fiscal 2012 Series BB 5.25% 6/15/44	500,000	565,295
New York State Environmental Facilities Revenue
(Clean Water & Drinking Water Revolving Funds) 5.00%
6/15/30	500,000	557,255
		1,526,650
Total Municipal Bonds (cost $86,226,042)		88,996,976

Short-Term Investment – 1.10%
Variable Rate Demand Note – 1.10%¤
New York City Subordinate Series H-3 (SPA - State Street
B&T CO) 0.53% 8/1/21 (AGM)	1,000,000	1,000,000
Total Short-Term Investment (cost $1,000,000)		1,000,000
Total Value of Securities – 98.93%
(cost $87,226,042)		89,996,976

Receivables and Other Assets Net of Liabilities – 1.07%		971,484
Net Assets Applicable to 8,074,593 Shares Outstanding – 100.00%		$90,968,460

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2016, the aggregate value of Rule 144A securities was $3,786,881, which represents 4.16% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2016.

8     NQ-401 [11/16] 1/17 (18324)

(Unaudited)

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
NATL – Insured by National Public Finance Guarantee Corporation
SPA – Stand-by Purchase Agreement

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Notes
Delaware Tax-Free New York Fund	November 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware Tax-Free New York Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Nov. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2016, the cost of investments and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$87,226,042
Aggregate unrealized appreciation of investments	$4,054,495
Aggregate unrealized depreciation of investments	(1,283,561)
Net unrealized appreciation of investments	$2,770,934

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

10     NQ-401 [11/16] 1/17 (18324)

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Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2016:

Securities	Level 2
Municipal Bonds	$88,996,976
Short-Term Investments	1,000,000
Total Value of Securities	$89,996,976

During the period ended Nov. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. During the period ended Nov. 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: